Stock-based Compensation Plans - Directors' DSU Plan (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares
Number of DSUs
Stock unit liabilities | CAD	CAD 39	CAD 24
DSUs
Number of DSUs
Volume weighted average share price (period)	5 days
Director | DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of DSUs
DSUs outstanding, beginning of year (shares)	199,411	167,762
Granted (shares)	31,453	30,165
Granted - notional dividends reinvested (shares)	7,294	6,994
DSUs paid out (shares)	(53,363)	(5,510)
DSUs outstanding, end of year (shares)	184,795	199,411
Non-employee expense recognized in earnings | CAD	CAD 3	CAD 2
Awards paid (CAD per share) | CAD / shares	CAD 45.37
Cash paid for award | CAD	CAD 2
Volume weighted average share price (period)	5 days
Volume weighted average price, share price (in dollars per share) | CAD / shares	CAD 46.01	CAD 41.46
Stock unit liabilities | CAD	CAD 9	CAD 8